Refundable deposits payable	12 Months Ended
Jun. 30, 2025
Exascale Labs Inc. [Member]
Refundable deposits payable

8. Refundable deposits payable

Refundable deposits payable represent security payments received from a third party and customers, which are required for certain intelligent computing power service arrangements. As of June 30, 2024 and 2025, the balance were $223,205 and $1,445,580, respectively.